Equity Oriented or Fixed Income Oriented Funds | The Large-Cap Value Equity Portfolio
The Large-Cap Value Equity Portfolio

What is the Portfolio's investment objective?
The Large-Cap Value Equity Portfolio seeks long-term capital appreciation.
What are the Portfolio's fees and expenses?
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Equity Oriented or Fixed Income Oriented Funds The Large-Cap Value Equity Portfolio DPT CLASS
Management fees		0.55%
Distribution and service (12b-1) fees		none
Other expenses		0.13%
Total annual portfolio operating expenses		0.68%
Fee waivers and expense reimbursements	[1]	none
Total annual portfolio operating expenses after fee waivers and expense reimbursements		0.68%
[1]	The Portfolio's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.70% of the Portfolio's average daily net assets from Feb. 27, 2015 through Feb. 29, 2016. The waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Equity Oriented or Fixed Income Oriented Funds The Large-Cap Value Equity Portfolio DPT CLASS	69	218	379	847

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 19% of the average value of its portfolio.

What are the Portfolio's principal investment strategies?

The Portfolio invests primarily in securities of large-capitalization companies that the Manager believes have long-term capital appreciation potential. The Portfolio currently defines large-capitalization stocks as those with market capitalizations of $5 billion or greater at the time of purchase. The Manager follows a value-oriented investment philosophy in selecting stocks for the Portfolio using a research-intensive approach that considers factors such as: security prices that reflect a market valuation that is judged to be below the estimated present or future value of the company; favorable earning prospects and dividend yield; the financial condition of the issuer; and various qualitative factors. Typically, the Manager seeks to select securities that it believes are undervalued in relation to their intrinsic value as indicated by multiple factors, including the earnings and cash-flow potential or the asset value of the respective issuers. The Manager also considers a company's plans for future operations on a selective basis.

Under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, will be invested in equity securities of large-capitalization companies (80% Policy). The Portfolio's 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

The Manager may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio. In considering whether to sell a security, the Manager may evaluate, among other things, the factors listed above, the condition of the U.S. economy, the condition of non-U.S. economies, and changes in the condition and outlook in the issuer's industry sector.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (“Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Derivatives risk

Derivatives contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivatives contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

How has The Large-Cap Value Equity Portfolio performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio's most recently available month-end performance by calling 800 231-8002 or by visiting our website at delawareinvestments.com/institutional.

Year-by-year total return (The Large-Cap Value Equity Portfolio)

During the periods illustrated in this bar chart, The Large-Cap Value Equity Portfolio's highest quarterly return was 14.29% for the quarter ended Dec. 31, 2011 and its lowest quarterly return was -13.21% for the quarter ended Dec. 31, 2008.

Average annual total returns for periods ended December 31, 2014
Average Annual Total Returns Equity Oriented or Fixed Income Oriented Funds The Large-Cap Value Equity Portfolio	1 Year	5 Years	10 Years
DPT CLASS	14.23%	17.49%	8.31%
DPT CLASS After Taxes on Distributions	13.10%	16.90%	7.71%
DPT CLASS After Taxes on Distributions and sale of Portfolio shares	8.98%	14.21%	6.77%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	13.45%	15.42%	7.30%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio's lifetime and do not reflect the impact of state and local taxes.